Note 10 - Long-term Debt (Details Textual) - USD ($)										1 Months Ended		12 Months Ended
	Sep. 14, 2017	Aug. 16, 2017	Aug. 03, 2017	Jul. 21, 2017	Jun. 19, 2017	Jan. 24, 2017	Jul. 15, 2016	May 29, 2015	May 21, 2014	Feb. 28, 2017	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 01, 2017	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	Jan. 27, 2016	Dec. 31, 2013	Oct. 31, 2011	Aug. 30, 2011	Apr. 11, 2011	Nov. 30, 2010	Jul. 31, 2008	May 30, 2008	Jan. 31, 2008	Dec. 31, 2007	Jun. 30, 2006	Feb. 28, 2006
Debt Instrument, Covenant Terms, Net Funded Debt to Net Assets												80.00%
Long-term Debt, Gross												$ 853,572,000	$ 1,058,327,000
Long-term Debt, Weighted Average Interest Rate, at Point in Time												4.90%	4.70%	4.20%
Interest Expense, Debt												$ 45,319,000	$ 51,202,000	$ 59,739,000
Minimum [Member]
Term Loan, Value Maintenance Clauses												80.00%
Debt Instrument, Interest Rate During Period												2.30%	1.98%	1.11%
Maximum [Member]
Term Loan, Value Maintenance Clauses												130.00%
Debt Instrument, Interest Rate During Period												5.98%	6.04%	6.75%
Loans Payable [Member]
Long-term Debt, Gross												$ 553,735,000	$ 652,224,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Prepaid Payment on Principal			$ 1,000,000
Debt Instrument, Face Amount																											$ 75,000,000
Long-term Debt, Gross												13,125,000	22,375,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Prepaid Payment on Principal					$ 6,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												12,000,000
Debt Instrument, Face Amount																												$ 150,000,000
Long-term Debt, Gross												42,000,000	54,000,000						$ 66,000,000
Debt Instrument, Periodic Payment, Principal												5,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																												75,000,000
Loans Payable [Member] | Costamares Inc. Term Loans [Member]
Debt Instrument, Face Amount																								$ 120,000,000
Long-term Debt, Gross												25,725,000	50,313,000
Loans Payable [Member] | Tranche A Term Loan [Member]
Debt Instrument, Face Amount												38,500,000
Repayments of Long-term Debt						$ 18,288,000
Loans Payable [Member] | Tranche B Term Loan [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												8,400,000
Debt Instrument, Face Amount												42,000,000
Long-term Debt, Gross												16,800,000
Debt Instrument, Periodic Payment, Principal												1,050,000
Loans Payable [Member] | Tranche C Term Loan [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												4,200,000
Debt Instrument, Face Amount												21,000,000
Long-term Debt, Gross												8,925,000
Debt Instrument, Periodic Payment, Principal												525,000
Loans Payable [Member] | Tranche D Term Loan [Member]
Debt Instrument, Face Amount												7,470,000
Long-term Debt, Gross									$ 4,202,000
Repayments of Long-term Debt									$ 4,202,000
Loans Payable [Member] | Tranche E Term Loan [Member]
Debt Instrument, Face Amount												7,470,000
Long-term Debt, Gross								$ 2,334,000
Repayments of Long-term Debt								$ 2,334,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Debt Instrument, Face Amount																						$ 229,200,000
Long-term Debt, Gross												162,983,000	178,264,000
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche A and B [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												40,744,800
Long-term Debt, Gross												106,957,000
Debt Instrument, Periodic Payment, Principal												1,273,400
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche C [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												40,744,800
Long-term Debt, Gross												56,026,000
Debt Instrument, Periodic Payment, Principal												1,273,400
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																					$ 152,800,000
Long-term Debt, Gross												105,050,000	115,964,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Tranche A [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												38,199,600
Long-term Debt, Gross												51,843,000
Debt Instrument, Periodic Payment, Principal												1,364,300
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Trache B [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												38,199,600
Long-term Debt, Gross												53,207,000
Debt Instrument, Periodic Payment, Principal												1,364,300
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												17,333,300
Debt Instrument, Face Amount																		$ 39,000,000
Long-term Debt, Gross												32,500,000	36,833,000
Debt Instrument, Periodic Payment, Principal												1,083,300
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																										$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																										75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																													$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Debt Instrument, Prepaid Payment on Principal				$ 4,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												43,500,000
Long-term Debt, Gross												93,000,000	109,000,000				$ 116,500,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																														$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												11,680,000
Long-term Debt, Gross												24,480,000	32,000,000			$ 37,500,000
Debt Instrument, Periodic Payment												800,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												8,625,000
Debt Instrument, Face Amount			$ 17,625,000
Long-term Debt, Gross												17,175,000
Debt Instrument, Periodic Payment												450,000
Debt Agreement, Maximum Borrowing Capacity															$ 17,625,000
Loans Payable [Member] | Kelsen Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																												$ 75,000,000
Loans Payable [Member] | Christos Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																										$ 75,000,000
Loan Facility to Finance Vessels in Fleet [Member]
Debt Instrument, Prepaid Payment on Principal										$ 4,918,000	$ 3,835,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												26,837,000
Debt Instrument, Face Amount																					$ 120,000,000
Long-term Debt, Gross												37,697,000
Debt Instrument, Periodic Payment, Principal												2,715,000
Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																									$ 1,000,000,000
Debt Instrument, Prepaid Payment on Principal	$ 9,326,000	$ 9,388,000
Line of Credit Facility, Periodic Payment, Principal												21,303,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 22,898,000
Line of Credit Facility, Number of Vessels Used Pledged												20
Line of Credit Facility, Number of Corporate Guarantees												20
Line of Credit Facility, Covenant Terms, Total Liabilities to Market Valued Total Assets												75.00%
Line of Credit Facility, Covenant Terms, Minimum Required Liquidation Preference												$ 30,000,000
Line of Credit Facility, Covenant Terms, Minimum Required Liquidation Percent of Debt												3.00%
Line of Credit Facility, Covenant Terms, EBITDA												250.00%
Line of Credit Facility, Covenant Terms, Market Value Adjusted Net Worth												$ 500,000,000
MSC Athens and MSC Athos Funding Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																							$ 140,000,000
Long-term Line of Credit																				$ 133,700,000
Proceeds from (Repayments of) Lines of Credit							$ (133,700,000)